Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity SAI U.S. Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	76.80%
Fidelity SAI U.S. Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity SAI U.S. Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity SAI U.S. Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity SAI U.S. Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity SAI U.S. Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity SAI U.S. Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity SAI U.S. Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI U.S. Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI U.S. Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity SAI U.S. Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity SAI Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity SAI Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Intermediate Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Fidelity Intermediate Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Intermediate Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Intermediate Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Intermediate Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Intermediate Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Intermediate Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Intermediate Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Intermediate Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Intermediate Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Intermediate Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Short-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Short-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Short-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Short-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Short-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Short-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Short-Term Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Short-Term Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Short-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Short-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Series Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Series Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Fidelity Series Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Series Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Series Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Series Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%